Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
United States	$ 23,274	$ 30,464	$ 13,506
Foreign	(4,764)	888	330
Income before income taxes	$ 18,510	$ 31,352	$ 13,836